Summary of Business and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of Computer Hardware and Other Property - Estimated Useful Lives
Property and equipment are recorded at cost and depreciated on a straight-line basis over their estimated useful lives as follows:

Buildings and building improvements	10-40 years
Computer equipment	3 years
Furniture, fixtures and other equipment	5- 7 years

Schedule of Other Identifiable Assets - Estimated Useful Lives
Identifiable intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives as follows:

Trade names	3-20 years
Customer relationships	6-30 years
Databases and content	5- 30 years
Other	10-30 years

Summary of Revision to Segment Results

	Year ended December 31, 2021

	As Reported	Adjustments	As Revised
Revenues
Legal Professionals	2,712	-	2,712
Corporates	1,449	(9)	1,440
Tax & Accounting Professionals	906	9	915
Reuters News	674	20	694
Global Print	609	-	609
Eliminations/Rounding	(2)	(20)	(22)
Revenues	6,348	-	6,348

Adjusted EBITDA
Legal Professionals	1,091	-	1,091
Corporates	502	(6)	496
Tax & Accounting Professionals	373	6	379
Reuters News	103	-	103
Global Print	226	-	226
Total reportable segments adjusted EBITDA	2,295	-	2,295